SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Mar. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

MAKITA CORPORATION AND SUBSIDIARIES

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

FOR THE YEARS ENDED MARCH 31, 2010, 2011 AND 2012

	Yen in millions
		Additions
Descriptions	Balance at beginning of year	Charged to costs and expenses	Charged to other accounts	Deductions	Translation adjustments	Balance at end of year
2010:
Allowance for doubtful receivables	¥1,129	¥152	¥-	¥(289)	¥18	¥1,010
Deferred income taxes assets valuation allowance	329	1,704	-	(15)	3	2,021
Volume-based rebates	3,064	-	7,738	(7,672)	(117)	3,013
Cooperative advertisings	189	-	1,704	(1,544)	7	356
Cash discounts	¥340	¥-	¥4,420	¥(4,281)	¥8	¥487
2011:
Allowance for doubtful receivables	¥1,010	¥223	¥-	¥(235)	¥(63)	¥935
Deferred income taxes assets valuation allowance	2,021	621	-	(1,010)	8	1,640
Volume-based rebates	3,013	-	8,736	(7,835)	(111)	3,803
Cooperative advertisings	356	-	2,296	(2,209)	(30)	413
Cash discounts	¥487	¥-	¥5,069	¥(5,184)	¥(28)	¥344
2012:
Allowance for doubtful receivables	¥935	¥131	¥-	¥(269)	¥(44)	¥753
Deferred income taxes assets valuation allowance	1,640	40	-	(1,085)	(38)	557
Volume-based rebates	3,803	-	10,223	(9,770)	(113)	4,143
Cooperative advertisings	413	-	2,269	(2,252)	(14)	416
Cash discounts	¥344	¥-	¥5,310	¥(5,170)	¥(2)	¥482